Average Annual Total Returns - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - Fidelity Advisor Growth and Income Fund	Jan. 28, 2023
Fidelity Advisor Growth and Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(10.45%)
Past 5 years	7.25%
Past 10 years	10.54%
Fidelity Advisor Growth and Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.02%)
Past 5 years	5.66%
Past 10 years	8.97%
Fidelity Advisor Growth and Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.16%)
Past 5 years	5.34%
Past 10 years	8.27%
Fidelity Advisor Growth and Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(6.65%)
Past 5 years	7.71%
Past 10 years	10.53%
Fidelity Advisor Growth and Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	7.50%
Past 10 years	10.53%
Fidelity Advisor Growth and Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(4.76%)
Past 5 years	8.81%
Past 10 years	11.51%
Fidelity Advisor Growth and Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(4.63%)
Past 5 years	8.96%
Since Inception	10.22%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%

[1]	A From February 1, 2017